Change in Fiscal Year End (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended			8 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011	Dec. 23, 2012
Net external sales	$ 1,112,872	$ 6,239,562	$ 11,528,886	$ 11,507,572	$ 10,558,636
Gross Profit	383,335	1,651,771	4,195,470	3,994,789	3,944,377
Benefit from income taxes	61,097	(231,623)	241,598	244,966	370,817
(Loss)/income form continuing operations	(191,424)	(66,082)	1,102,045	991,123	1,045,505
Net after-tax losses	(1,273)	(5,636)	(74,712)	(51,215)	(39,557)
Net loss	(195,571)	(77,021)	1,012,903	923,159	989,510
Successor [Member]
Net external sales		6,239,562
Gross Profit		1,651,771
Benefit from income taxes		(231,623)
(Loss)/income form continuing operations		(66,082)
Net after-tax losses		(5,636)
Net loss		(77,021)
Predecessor [Member]
Net external sales	1,112,872		11,528,886	11,507,572	10,558,636	7,438,060
Gross Profit	383,335		4,195,470	3,994,789	3,944,377	2,692,003
Benefit from income taxes	61,097		241,598	244,966	370,817	142,528
(Loss)/income form continuing operations	(191,424)		1,102,045	991,123	1,045,505	769,272
Net after-tax losses	(1,273)		(74,712)	(51,215)	(39,557)	(36,322)
Net loss	$ (195,571)		$ 1,012,903	$ 923,159	$ 989,510	$ 722,331